INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Domestic	$ 8,813	$ 5,936	$ 4,189
Foreign	487	(743)	413
Income (loss) before taxes on income	$ 9,300	$ 5,193	$ 4,602